Bank Loans - Schedule of Company Maintains the Following Lines of Credit (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 13,270,000	€ 13,270,000
Carrying Value	4,510,449	4,279,193
Caixabank [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,500,000	€ 2,500,000
Nominal interest rate	0.60%	0.60%
Maturity	3/25/2025	3/25/2025
Carrying Value	€ 2,314,026	€ 2,455,013
Sabadell [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,400,000	€ 2,400,000
Nominal interest rate	1.20%	1.20%
Maturity	2/28/2025	2/28/2025
Carrying Value		€ 196,576
BBVA [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 1,570,000	€ 1,570,000
Nominal interest rate	1.90%	1.90%
Maturity	12/22/2025	12/22/2025
Carrying Value	€ 1,292,690	€ 992,712
Santander [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 4,000,000	€ 4,000,000
Nominal interest rate	0.45%	0.45%
Maturity	2/28/2025	2/28/2025
Carrying Value		€ 30,720
Bankinter [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,690,000	€ 2,690,000
Nominal interest rate	0.90%	0.90%
Maturity	3/20/2025	3/20/2025
Carrying Value	€ 903,733	€ 494,172
Bankinter [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 110,000	€ 110,000
Nominal interest rate	0.75%	0.75%
Maturity	3/20/2025	3/20/2025
Carrying Value		€ 110,000